TETON Westwood Balanced Fund
Schedule of Investments—June 30, 2026 (Unaudited)
1
ap
Shares
Market
Value
COMMON STOCKS  — 63.3%
Aerospace and Defense  — 2.0%
682 General Dynamics Corp. ..................................... $ 241,592
1,625 The Boeing Co.† .................................................... 351,764
593,356
Automotive: Parts and Accessories  — 0.6%
2,066 O'Reilly Automotive Inc.† ................................... 190,258
Business Services  — 1.3%
1,160 Visa Inc., Cl. A ...................................................... 397,984
Commercial Services and Supplies  — 1.1%
2,209 Advanced Drainage Systems Inc. ...................... 346,725
Communications Equipment  — 1.3%
966 Motorola Solutions Inc. ....................................... 401,170
Computer Hardware  — 3.7%
3,267 Apple Inc. .............................................................. 945,339
445 Dell Technologies Inc., Cl. C ............................... 192,000
1,137,339
Computer Software and Services  — 5.0%
1,615 Alphabet Inc., Cl. A .............................................. 577,153
705 Meta Platforms Inc., Cl. A ................................... 397,119
1,503 Microsoft Corp. ..................................................... 560,649
1,534,921
Consumer Products  — 1.2%
1,991 Philip Morris International Inc. .......................... 360,192
Consumer Services  — 4.0%
5,156 Amazon.com Inc.† ............................................... 1,228,881
Diversified Industrial  — 4.9%
7,425 CSX Corp. .............................................................. 352,910
851 Deere & Co. ........................................................... 539,815
3,539 RB Global Inc. ....................................................... 412,116
1,960 Veralto Corp. ......................................................... 173,813
1,478,654
Electronics  — 1.2%
267 Monolithic Power Systems Inc. .......................... 369,090
Energy and Utilities: Integrated  — 3.2%
3,237 Entergy Corp. ........................................................ 371,802
4,569 NextEra Energy Inc. ............................................. 401,021
1,849 WEC Energy Group Inc. ..................................... 215,908
988,731
Energy: Oil  — 2.8%
1,306 Chevron Corp. ...................................................... 216,482
1,829 ExxonMobil Holdings Corp. .............................. 250,061
5,173 The Williams Companies Inc. ............................. 384,561
851,104
Entertainment  — 1.1%
12,593 Warner Music Group Corp., Cl. A ..................... 340,893
Equipment and Supplies  — 0.8%
459 Hubbell Inc. ........................................................... 240,149
Financial Services  — 8.2%
792 Berkshire Hathaway Inc., Cl. B† ........................ 396,309
1,708 Cullen/Frost Bankers Inc. .................................... 263,920
Shares
Market
Value
1,641 Intercontinental Exchange Inc. ........................... $ 202,024
1,294 JPMorgan Chase & Co. ........................................ 423,565
2,140 Morgan Stanley .................................................... 447,346
587 MSCI Inc. ............................................................... 328,743
1,041 The Progressive Corp. ......................................... 227,406
2,401 Wells Fargo & Co. ................................................. 198,419
2,487,732
Food and Beverage  — 1.2%
2,626 PepsiCo Inc. ........................................................... 355,560
Health Care  — 7.8%
908 AbbVie Inc. ............................................................ 228,489
589 Elevance Health Inc. ............................................ 227,784
1,236 Johnson & Johnson ............................................... 313,907
503 McKesson Corp. ................................................... 380,067
2,860 Merck & Co. Inc. ................................................... 367,510
1,262 Stryker Corp. ......................................................... 397,328
934 Thermo Fisher Scientific Inc. .............................. 468,270
2,383,355
Materials  — 1.2%
1,494 Packaging Corp. of America ............................... 355,990
Metals and Mining  — 0.7%
3,297 Freeport-McMoRan Inc. ...................................... 207,348
Real Estate  — 0.7%
1,612 Prologis Inc., REIT ................................................ 218,378
Retail  — 1.9%
1,015 The Home Depot Inc. ........................................... 357,970
1,850 Walmart Inc. .......................................................... 209,531
567,501
Semiconductors  — 7.4%
619 Broadcom Inc. ....................................................... 233,827
6,134 NVIDIA Corp. ...................................................... 1,227,352
2,131 Qnity Electronics Inc. ........................................... 348,014
1,506 Texas Instruments Inc. ......................................... 448,893
2,258,086
TOTAL COMMON STOCKS ........................... 19,293,397
MANDATORY CONVERTIBLE SECURITIES (a) — 1.0%
Aerospace and Defense  — 1.0%
4,550 The Boeing Co.,
6.000%, 10/15/27 ................................................ 306,215
Principal
Amount
CORPORATE BONDS  — 20.4%
Communications  — 0.9%
Charter Communications Operating Capital
Corp.
$ 200,000 6.384%, 10/23/35 ................................................ 199,970
135,000 3.700%, 04/01/51 ................................................ 84,157
284,127
Computer Hardware  — 1.0%
295,000 Dell International LLC/EMC Corp.,
5.750%, 02/01/33 ................................................ 306,980

TETON Westwood Balanced Fund
Schedule of Investments (Continued)—June 30, 2026 (Unaudited)
2
Principal
Amount
Market
Value
CORPORATE BONDS (Continued)
Computer Software and Services  — 1.5%
Oracle Corp.
$ 70,000 4.800%, 09/26/32 ................................................ $ 66,686
240,000 6.250%, 11/09/32 ................................................ 246,961
135,000 6.900%, 11/09/52 ................................................ 129,973
443,620
Electronics  — 0.7%
225,000 Flex Ltd.,
6.000%, 01/15/28 ................................................ 228,866
Energy and Energy Services  — 2.2%
Energy Transfer LP
165,000 7.125%(b)(c) ....................................................... 170,404
235,000 6.250%, 04/15/49 ................................................ 235,507
245,000 Plains All American Pipeline LP,
5.950%, 06/15/35 ................................................ 252,510
658,421
Energy and Utilities: Natural Gas  — 0.6%
160,000 Enbridge Inc., (5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 2.97%),
7.200%, 06/27/54(b) ........................................... 170,116
Energy and Utilities: Water  — 0.7%
200,000 Aptiv Swiss Holdings Ltd., (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.39%),
6.875%, 12/15/54(b) ........................................... 204,522
Energy: Oil  — 3.1%
95,000 Diamondback Energy Inc.,
6.250%, 03/15/33 ................................................ 101,135
275,000 MPLX LP,
2.650%, 08/15/30 ................................................ 253,385
350,000 Northern Oil & Gas Inc.,
7.875%, 10/15/33 ................................................ 348,042
259,000 Piedmont Natural Gas Co. Inc.,
5.050%, 05/15/52 ................................................ 233,530
936,092
Financial Services  — 5.3%
210,000 Ally Financial Inc., (U.S. Secured Overnight
Financing Rate + 3.26%),
6.992%, 06/13/29(b) ........................................... 217,866
210,000 Bank of America Corp., (U.S. Secured
Overnight Financing Rate + 1.74%),
5.518%, 10/25/35(b) ........................................... 211,343
240,000 Golub Capital Private Credit Fund,
5.875%, 05/01/30 ................................................ 236,496
250,000 MPT Operating Partnership LP/MPT Finance
Corp.,
8.500%, 02/15/32 ................................................ 256,086
250,000 Sixth Street Lending Partners,
5.750%, 01/15/30 ................................................ 248,591
190,000 State Street Corp., Ser. I, (5 yr. U.S. Treasury
Yield Curve Rate T Note Constant Maturity
+ 2.61%),
6.700%, (b)(c) ..................................................... 196,581
260,000 TPG Operating Group II LP,
5.375%, 01/15/36 ................................................ 253,547
1,620,510
Principal
Amount
Market
Value
Food and Beverage  — 1.7%
$ 250,000 Performance Food Group Inc.,
6.125%, 09/15/32 ................................................ $ 253,384
125,000 Pilgrim's Pride Corp.,
6.250%, 07/01/33 ................................................ 130,733
200,000 The J.M. Smucker Co.,
3.550%, 03/15/50 ................................................ 136,915
521,032
Health Care  — 0.5%
129,000 CHS/Community Health Systems Inc.,
10.875%, 01/15/32 .............................................. 139,069
Real Estate  — 1.4%
200,000 Iron Mountain Inc.,
7.000%, 02/15/29 ................................................ 203,884
265,000 Realty Income Corp.,
2.850%, 12/15/32 ................................................ 235,969
439,853
Transportation  — 0.8%
250,000 AP Moller - Maersk A/S,
4.500%, 06/20/29 ................................................ 249,578
TOTAL CORPORATE BONDS ........................ 6,202,786
CONVERTIBLE CORPORATE BONDS  — 4.0%
Aerospace and Defense  — 1.0%
300,000 Parsons Corp.,
2.625%, 03/01/29 ................................................ 295,890
Financial Services  — 0.4%
110,000 MARA Holdings Inc.,
Zero Coupon, 08/01/32 ..................................... 110,335
Real Estate  — 1.0%
315,000 Boston Properties LP,
2.000%, 10/01/30 ................................................ 306,180
Telecommunication Services  — 1.6%
80,000 GDS Holdings Ltd.,
2.250%, 06/01/32 ................................................ 97,286
300,000 NextEra Energy Capital Holdings Inc.,
3.000%, 03/01/27 ................................................ 394,350
491,636
TOTAL CONVERTIBLE CORPORATE
BONDS .............................................................. 1,204,041
U.S. GOVERNMENT OBLIGATIONS  — 7.9%
U.S. Treasury Bonds — 3.9%
365,000 2.500%, 02/15/45 ................................................ 257,211
300,000 2.500%, 05/15/46 ................................................ 207,094
235,000 1.875%, 02/15/51 ................................................ 131,361
285,000 3.000%, 08/15/52 ................................................ 203,129
200,000 4.750%, 05/15/55 ................................................ 194,914
180,000 4.750%, 08/15/55 ................................................ 175,479
1,169,188
U.S. Treasury Notes — 4.0%
250,000 3.875%, 04/30/31 ................................................ 246,621
250,000 4.375%, 05/15/34 ................................................ 250,552
250,000 3.875%, 08/15/34 ................................................ 241,875
240,000 4.250%, 11/15/34 ................................................ 238,045

TETON Westwood Balanced Fund
Schedule of Investments (Continued)—June 30, 2026 (Unaudited)
3
__________
Principal
Amount
Market
Value
U.S. GOVERNMENT OBLIGATIONS (Continued)
$ 250,000 4.250%, 05/15/35 ................................................ $ 247,495
1,224,588
TOTAL U.S. GOVERNMENT
OBLIGATIONS ................................................ 2,393,776
FOREIGN GOVERNMENT OBLIGATIONS  — 0.9%
Foreign Government Obligations  — 0.9%
270,000 Mexico Government International Bond,
7.375%, 05/13/55 ................................................ 287,780
Shares
SHORT TERM INVESTMENT  — 2.5%
Other Investment Companies  — 2.5%
774,538 Dreyfus Treasury Securities Cash
Management - Institutional Shares, 3.530%* 774,538
TOTAL INVESTMENTS — 100.0%
(Cost $28,724,212) ............................................. $ 30,462,533
† Non-income producing security.
(a) Mandatory convertible securities are required to be
converted on the dates listed; they generally may be
converted prior to these dates at the option of the holder.
(b) Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of June 30, 2026.
(c) Security is perpetual and has no stated maturity date.
* 1 day yield as of June 30, 2026.
REIT Real Estate Investment Trust